Taxation - Schedule of (Loss) Income Before Income Tax Benefits (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Taxation
PRC entities	¥ (233,630)		¥ (406,503)	¥ (492,143)
Non-PRC entities	199,175		215,199	(30,646)
Loss before income tax expenses	¥ (34,455)	$ (4,722)	¥ (191,304)	¥ (522,789)	[1]

[1]	HUYA Inc. consolidated 2022 statement of comprehensive income has been retrospectively adjusted due to the business combination under common control as discussed in Note 2(d).